Cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Salaries, wages and benefits	$ 292,226	$ 241,113
Repair parts and consumable supplies	198,730	131,460
Subcontractor services	100,572	91,666
Equipment and component sales	46,084	41,302
Third-party equipment rentals	18,727	22,964
Fuel	8,410	12,963
Other	6,935	7,255
Total	$ 671,684	$ 548,723